STRADLEY, RONON, STEVENS & YOUNG, LLP
                    2600 One Commerce Square
                     Philadelphia, PA  19103
                         (215) 564-8000

                                             1933 Act Rule 497(j)
                                      1933 Act File No. 333-96461
                                      1940 Act File No. 811-09813

Direct Dial: (215) 564-8198

                           May 3, 2000

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  UMB Scout Funds (the "Registrant")
          SEC File Nos. 333-96461 and 811-09813
          Rule 497(j) filing


Dear Sir or Madam:

          On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from those contained in Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission electronically on February 9, 2000.

          Please direct any questions or comments relating to this certification to me at the above phone number.

                              Very truly yours,


                              /s/ Michael P. O'Hare
                              Michael P. O'Hare


cc:  Martin A. Cramer


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